INCOME TAXES (Schedule of Reconciliation of Income Taxes Computed at Statutory Rate) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of income taxes computed at statutory rate
Tax benefit at statutory rate			$ 2,023,555	$ 1,500,068
Valuation allowance			(2,023,555)	(1,500,068)
Income tax expense (benefit)